STOCK-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Shares, Outstanding at Beginning	815,600	815,600
Stock Options, Shares, Granted	0	0
Stock Options, Shares, Forfeited	0	0
Stock Option, Shares, Exercised	0	0
Stock Options, Shares, Outstanding at Ending	815,600	815,600
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning	$ 3.04	$ 3.04
Stock Options, Weighted Average Exercise Price Per share, Granted	0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited	0	0
Stock Options, Weighted Average Exercise Price Per share, Exercised	0	0
Stock Options, Weighted Average Exercise Price Per share, Outsatnding at Ending	$ 3.04	$ 3.04